UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
Expires: March 31, 2018
Estimated average burden hours per response......7.2

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Ellen E. Terry, President

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/15 – 6/30/16

Item 1.         Proxy Voting Record.

Note 1.  In its role as the Fund’s investment adviser, T. Rowe Price Associates votes all proxies with respect to securities held in the Fund’s portfolio.

Iron Mountain Incorporated

Meeting Date: November 19, 2015

Record Date: October 5, 2015

Meeting Type:  Special

Ticker: IRM

Security ID: 46284V101

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Issue Shares in Connection with Acquisition	Management	For	For	Yes
2	Adjourn Meeting	Management	For	For	Yes

First Data Corporation

Meeting Date: May 11, 2016

Record Date: March 14, 2016

Meeting Type: Annual

Ticker: FDC

Security ID: 32008D106

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1.1	Elect Director Frank J. Bisignano	Management	For	Withhold	Yes
1.2	Elect Director Henry R. Kravis	Management	For	Withhold	Yes
1.3	Elect Director Heidi G. Miller	Management	For	For	Yes
2	Advisory Vote to Ratify Named Executive Officers’ Compensation	Management	For	Against	Yes
3	Advisory Vote on Say on Pay Frequency	Management	Three Years	One Year	Yes
4	Ratify Ernst & Young LLP as Auditors	Management	For	For	Yes

T-Mobile US, Inc.

Meeting Date: June 16, 2016

Record Date: April 19, 2016

Meeting Type: Annual

Ticker: TMUS

Security ID: 872590104

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1.1	Elect Director W. Michael Barnes	Management	For	For	Yes
1.2	Elect Director Thomas Dannenfeldt	Management	For	Withhold	Yes
1.3	Elect Director Srikant M. Datar	Management	For	For	Yes
1.4	Elect Director Lawrence H. Guffey	Management	For	For	Yes
1.5	Elect Director Timotheus Hottges	Management	For	For	Yes
1.6	Elect Director Bruno Jacobfeuerborn	Management	For	For	Yes
1.7	Elect Director Raphael Kubler	Management	For	Withhold	Yes
1.8	Elect Director Thorsten Langheim	Management	For	Withhold	Yes
1.9	Elect Director John J. Legere	Management	For	For	Yes
1.10	Elect Director Teresa A. Taylor	Management	For	For	Yes
1.11	Elect Director Kelvin R. Westbrook	Management	For	For	Yes
2	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For	Yes
3	Proxy Access	Share Holder	Against	For	Yes
4	Pro-rata Vesting of Equity Awards	Share Holder	Against	For	Yes
5	Amend Clawback Policy	Share Holder	Against	Against	Yes

Iron Mountain Incorporated

Meeting Date: June 17, 2016

Record Date: April 20, 2016

Meeting Type: Annual

Ticker: IRM

Security ID: 46284V101

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1a	Elect Director Jennifer Allerton	Management	For	For	Yes
1b	Elect Director Ted R. Antenucci	Management	For	For	Yes
1c	Elect Director Pamela M. Arway	Management	For	For	Yes
1d	Elect Director Clarke H. Bailey	Management	For	For	Yes
1e	Elect Director Neil Chatfield	Management	For	For	Yes
1f	Elect Director Kent P. Dauten	Management	For	For	Yes
1g	Elect Director Paul F. Deninger	Management	For	For	Yes
1h	Elect Director Per-Kristian Halvorsen	Management	For	For	Yes
1i	Elect Director William L. Meaney	Management	For	For	Yes
1j	Elect Director Wendy J. Murdock	Management	For	For	Yes
1k	Elect Director Walter C. Rakowich	Management	For	For	Yes
1l	Elect Director Alfred J. Verrecchia	Management	For	For	Yes
2	Advisory Vote to Ratify Named Executive Officers’ Compensation	Management	For	For	Yes
3	Ratify Deloitte & Touche LLP as Auditors	Management	For	For	Yes

CGG SA 6.875% notes due January 2022                                                                N/A

Meeting Date: November 24, 2015

Record Date: November 24, 2015

Meeting Type: Exchange and Consent Offer

Security ID: 12531TAB5

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Exchange and Consent Offer with Early Premium	N/A	N/A	Take No Action	Yes

Chesapeake Energy 5.375% notes due 2021

Meeting Date: December 8, 2015

Record Date: December 8, 2015

Meeting Type: Exchange and Consent offer

Security ID: 165167CK1

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Exchange and Consent Offer with Early Premium	N/A	N/A	Yes	Yes

Chesapeake Energy 5.75% notes due 2023

Meeting Date: December 8, 2015

Record Date: December 8, 2015

Meeting Type: Exchange and Consent offer

Security ID: 165167CL9

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Exchange and Consent Offer with Early Premium	N/A	N/A	Yes	Yes

Markwest Energy 4.50% notes due July 15, 2023

Meeting Date: December 7, 2015

Record Date: December 7, 2015

Meeting Type: Exchange and Consent offer

Security ID: 570506AR6

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Exchange and Consent Offer with Early Premium	N/A	N/A	Yes	Yes

Quicksilver INC 10.00% notes due August 12, 2020

Meeting Date: December 15, 2015

Record Date: December 15, 2015

Meeting Type:  Consent

Security ID: 74840DAB6

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Elect to complete the unsecured notes eligibility certificate, in order to be deemed eligible for the exit rights offering. Holders must return pages 5-9 of unsecured notes eligibility certificate.	N/A	N/A	Take No Action	Yes

Rosetta Resources 5.875% notes due June 1, 2022

Meeting Date: July 7, 2015

Record Date: July 7, 2015

Meeting Type:  Exchange Offer

Security ID: 777779AF6

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Exchange with Early Consent Premium	N/A	N/A	Yes	Yes

Rosetta Resources 5.875% notes due June 1, 2022                N/A

Meeting Date: July 7, 2015

Record Date: July 7, 2015

Meeting Type:  Exchange Offer

Security ID: 777779AE9

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Exchange with Early Consent Premium	N/A	N/A	Yes	Yes

Sable Intl 144A 6.875% notes due August 1, 2022

Meeting Date: November 15, 2015

Record Date: November 15, 2015

Meeting Type:  Consent

Security ID: 785712AE0

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Consent to the proposed amendments and waivers. Subject to proration.	N/A	N/A	Yes	Yes

Terex Corp,6.00% notes due May 15, 2021

Meeting Date: August 28, 2015

Record Date: August 28, 2015

Meeting Type:  Consent

Security ID: 880779AY9

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Consent to the proposed amendments.	N/A	N/A	Yes	Yes

Denbury Resources 5.5% notes due May 1, 2022

Meeting Date: January 15, 2016

Record Date: January 15, 2016

Meeting Type:  Exchange and Consent

Security ID: 247916AD1

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Exchange and Consent Offer with Early Premium	N/A	N/A	Take No Action	Yes

Swisssport Investment Reg S 6.75% notes due December 15, 2021

Meeting Date: January 26, 2016

Record Date: January 26, 2016

Meeting Type:  Exchange and Consent

Security ID: 8709899B8

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Receive the consent fee	N/A	N/A	Yes	Yes

Boardriders SA 8.875% 144A notes due December 15, 2017

Meeting Date: February 17, 2016

Record Date: February 17, 2016

Meeting Type:  Exchange and Consent

Security ID: 8709899B8

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Consent and exchange.	N/A	N/A	Yes	Yes

H&E EQUIPMENT SERVICES D08102012 7% 09012022

Meeting Date: April 26, 2016

Record Date: April 26, 2016

Meeting Type:  Consent

Security ID: 404030AE8

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	Consent	N/A	N/A	Take No Action	Yes

Terraform Power 5.875% notes due February 1, 2023

Meeting Date: April 26, 2016

Record Date: April 26, 2016

Meeting Type:  Consent

Security ID: 88104LAA1

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	The holder consents to the proposed waiver	N/A	N/A	Take No Action	Yes

Terraform Power 6.125% notes due June 15, 2025

Meeting Date: April 26, 2016

Record Date: April 26, 2016

Meeting Type:  Consent

Security ID: 88104LAB9

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Instruction	Vote Cast

1	The holder consents to the proposed waiver	N/A	N/A	Take No Action	Yes

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	/s/ Ellen E. Terry President and Principal Executive Officer

Date	August 25, 2016

* Print the name and title of each signing officer under his or her signature.

1